Shareholders’ equity (deficiency) and redeemable convertible preferred shares - Schedule of Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised, Weighted average exercise price per share (in USD per share)	$ 2.661	$ 2.238
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Options exercised, Weighted average exercise price per share (in USD per share)	$ 0.00	2.385	$ 2.485
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	5.00%
Options exercised, Weighted average exercise price per share (in USD per share)	$ 8.270	$ 5.190	$ 3.533
Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual period in years	10 years	10 years	10 years
Share-based payment arrangement, option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	35.90%	45.10%	43.10%
Risk free interest rate	1.30%	0.10%	2.20%
Dividend yield	0.00%	0.00%	0.00%
Fair value of Ordinary Share (in USD per share)	$ 5.41	$ 1.950	$ 2.032
Share-based payment arrangement, option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	52.70%	50.20%	45.20%
Risk free interest rate	1.40%	1.00%	2.80%
Dividend yield	5.00%	5.00%	5.00%
Fair value of Ordinary Share (in USD per share)	$ 8.270	$ 5.190	$ 3.533